Income Taxes - Components of Deferred Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax expense (benefit) (exclusive of the items below)	$ 29	$ 15	$ (13)
Benefits of operating loss carryforwards	(10)	(12)	(7)
Adjustment due to changes in enacted tax rates or laws	4	(3)	3
Decrease in beginning-of-the-year valuation allowance	(956)
Income tax expense (benefit), deferred	$ (933)		$ (17)